Organization and description of business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization and description of business
Organization and description of business
1.	Organization and description of business

Overview

Sagimet Biosciences Inc. (the Company) was incorporated in Delaware on December 19, 2006, as 3-V Biosciences, Inc. and is headquartered in San Mateo, California. The Company changed its name from 3-V Biosciences, Inc. to Sagimet Biosciences Inc. in August 2019. The Company is a clinical-stage biopharmaceutical company developing novel therapeutics called fatty acid synthase (FASN) inhibitors that target dysfunctional metabolic pathways in diseases resulting from the overproduction of the fatty acid, palmitate.

Reverse stock split

A one-for-79.4784 reverse stock split of the Company’s issued and outstanding common stock was effected on July 7, 2023. Stockholders entitled to fractional shares as a result of the reverse stock split received a cash payment in lieu of receiving fractional shares. Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the effects of the reverse stock split. Shares of common stock underlying outstanding stock options and common stock warrants were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s preferred stock were proportionately reduced and the respective conversion prices were proportionately increased.

Initial public offering

On July 18, 2023, the Company completed its initial public offering (IPO), in which it issued and sold 5,312,500 shares of Series A common stock at a price to the public of $16.00 per share. The aggregate gross proceeds of the IPO were $96.4 million, inclusive of an additional 714,272 shares of Series A common stock sold upon the partial exercise of the underwriters’ purchase option. The Company received approximately $86.2 million in net proceeds after deducting underwriting discounts, commissions, and offering expenses.

In connection with the IPO, the Company’s outstanding redeemable convertible preferred stock automatically converted into 15,117,912 shares of Series A common stock and 1,520,490 shares of Series B common stock. The rights of the holders of Series A common stock and Series B common stock are substantially identical, except with respect to voting and conversion. Each share of Series A common stock is entitled to one vote and shares of Series B common stock are non-voting, except as may be required by law. Each share of Series B common stock may be converted at any time into one share of Series A common stock at the option of its holder, subject to the ownership limitations provided for in the Company’s eleventh amended and restated certificate of incorporation (the Charter). See Note 9.

Reclassification of common stock

On July 18, 2023, each share of the Company’s common stock issued and outstanding became reclassified as one share of Series A common stock. Any stock certificate that immediately prior to July 18, 2023 represented shares of the Company’s common stock was deemed to represent shares of Series A common stock, without the need for surrender or exchange thereof.

Risks, uncertainties and going concern

The Company is subject to certain risks and uncertainties, including, but not limited to changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the availability of future financing; the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s drug candidates if approved; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; and the

Company’s ability to attract and retain employees necessary to support commercial success. In addition, significant changes in the biotechnology industry or the approval of competitive products or therapies could adversely affect the Company’s development and operating results.

The Company will require substantial additional capital to fund its research and development and ongoing operating expenses. As of September 30, 2023, the Company has relied on public and private equity and debt financings, including its July 2023 IPO, to fund its operations. The Company has incurred net losses and negative cash flows from operations since inception, including net losses of $19.7 million for the nine months ended September 30, 2023 and $23.3 million for the nine months ended September 30, 2022. For the nine months ended September 30, 2023, and 2022, the Company had negative cash flows from operations of $16.7 million and $17.0 million, respectively. As of September 30, 2023, the Company had cash and cash equivalents of $101.8 million. The Company expects to incur additional losses and negative cash flows from operations for the next twelve months.

As of November 13, 2023, the issuance date of these unaudited condensed financial statements, the Company expects that its cash and cash equivalents as of September 30, 2023 will be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the issuance of these condensed financial statements. In the future, the Company may need to raise additional funds until it is able to generate sufficient revenues to fund its development activities. The Company’s future operating activities, coupled with its plans to raise capital or issue debt financing, may provide additional liquidity in the future, however these actions are not solely within the control of the Company and the Company is unable to predict the outcome of these actions to generate the liquidity ultimately required.

Impact of COVID-19 pandemic on financial statements

We experienced modest delays in our development activities as a result of the COVID-19 pandemic, primarily due to temporary closures of certain clinical sites that delayed patient enrollment in our FASCINATE-2 trial. Although the public health emergency declarations related to COVID-19 in the United States ended on May 11, 2023, the extent to which the COVID-19 pandemic will continue to impact our operations or those of our consultants and collaborators, will depend on future developments, including the global macroeconomic effects of the virus. Economic recessions, increased inflation and/or interest rates, and any disruptions to our operations or workforce availability, including those brought on by the continued effects of the COVID-19 pandemic or a similar health epidemic may have a negative effect on our operating results.

Unaudited interim financial information

The accompanying condensed balance sheet as of September 30, 2023, the condensed statements of operations and comprehensive loss for the three and nine months ended September 30, 2023 and 2022, the condensed statements of redeemable convertible preferred stock and stockholders’ equity (deficit) for the three and nine months ended September 30, 2023 and 2022, the condensed statements of cash flows for the nine months ended September 30, 2023 and 2022, and the related disclosures are unaudited. These unaudited condensed financial statements include all adjustments necessary, consisting of only normal recurring adjustments, to fairly state the financial position and the results of the Company’s operations and cash flows for interim periods in accordance with accounting principles generally accepted in the United States of America (GAAP). Interim period results are not necessarily indicative of results of operations or cash flows for a full year or any subsequent interim period. The condensed balance sheet as of December 31, 2022 has been derived from the audited financial statements of the Company. The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements included elsewhere in this prospectus.

SAGIMET BIOSCIENCES INC.

NOTES TO THE FINANCIAL STATEMENTS

1.Organization and description of business

Overview

Sagimet Biosciences Inc. (the Company) was incorporated in Delaware on December 19, 2006, as 3-V Biosciences, Inc. and is headquartered in San Mateo, California. The Company changed its name from 3-V Biosciences, Inc. to Sagimet Biosciences Inc. in August 2019. The Company is a clinical-stage biopharmaceutical company focused on developing a portfolio of in-house discovered, selective fatty acid synthase (FASN) inhibitors for the treatment of diseases that result from dysfunctional lipid metabolism pathways.

Risks, uncertainties and going concern

The Company is subject to certain risks and uncertainties, including, but not limited to changes in any of the following areas that the Company believes could have a material adverse effect on future financial position or results of operations: the availability of future financing; the ability to obtain regulatory approval and market acceptance of, and reimbursement for, the Company’s drug candidates if approved; the performance of third-party clinical research organizations and manufacturers; protection of the intellectual property; litigation or claims against the Company based on intellectual property, patent, product, regulatory or other factors; and the Company’s ability to attract and retain employees necessary to support commercial success. In addition, significant changes in the biotechnology industry or the approval of competitive products or therapies could adversely affect the Company’s development and operating results.

To date, the Company has relied on private equity and debt financings to fund its operations. The Company has incurred net losses and negative cash flows from operations since inception, including net losses of $30.5 million and $24.4 million for the years ended December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, the Company had negative cash flows from operations of $24.5 million and $21.7 million, respectively. As of December 31, 2022, the Company had cash, cash equivalents and short-term investments in marketable securities of $32.3 million. The Company expects to incur additional losses and negative cash flows from operations for the next twelve months. Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt regarding the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued.

The Company will require substantial additional capital to fund its research and development and ongoing operating expenses. The Company is seeking to complete an initial public offering (IPO) of its Series A common stock. In the event the Company does not complete an IPO, the Company expects to seek additional funding through private equity financings, debt financings or other sources. The Company may not be able to obtain funding on acceptable terms, or at all. The terms of any future financing may adversely affect the holdings or the rights of the Company’s existing stockholders.

If the Company is unable to raise additional funds when needed, it may be required to delay, reduce or eliminate its research and development.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Impact of COVID-19 pandemic on financial statements

The outbreak of the 2019 novel coronavirus disease (COVID-19), which was declared a global pandemic by the World Health Organization on March 11, 2020, and the related responses by public health and governmental authorities to contain and combat its outbreak and spread has severely impacted the U.S. and world economies during the end of the first quarter of 2020 and continuing through the end of 2022. COVID-19 and the U.S. response to the pandemic are significantly affecting the economy. There are no comparable events that provide guidance as to the effect the COVID-19 pandemic may have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. The Company does not yet know the full extent of the effects on the economy, the markets it serves, its business, or its operations.

Moving forward, economic recessions, increased inflation and/or interest rates, including those brought on by the continued COVID-19 outbreak may have a negative effect on the Company’s operating results. Any prolonged disruption to our operations or workforce availability is likely to have a significant adverse effect on the Company’s results of operations and cash flows. All of the above may be exacerbated in the future as the COVID-19 outbreak and the governmental responses thereto continue.